Common Stock (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Following Shares of Common Stock Reserved for Future Issuance
The Company had the following shares of common stock reserved for future issuance:

	As of December 31,
	2022	2021
Conversion of preferred stock	18,216,847	18,216,847
Issuance of common stock upon exercise of stock options	3,316,671	3,075,403
Options available for grant under stock plan	906,265	403,680

Total common stock reserved for future issuance	22,439,783	21,695,930